UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                               1536 Holmes Street
                          Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                               1536 Holmes Street
                          Livermore, California 94550


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                  Date of reporting period: February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2011
(UNAUDITED)

     Shares                                                           Value
     ------                                                           -----

              COMMON STOCKS                          94.1%
              MAJOR GOLD PRODUCERS                   31.8%
    225,000   AngloGold Ashanti Ltd. ADR                          $  10,989,000
     75,000   Barrick Gold Corp.                                      3,961,500
    270,000   Gold Fields Ltd. ADR                                    4,835,700
    500,050   Goldcorp, Inc.                                         23,907,391
    700,000   Kinross Gold Corp.                                     11,102,000
     13,134   Newcrest Mining Ltd.                                      507,216
    116,500   Newmont Mining Corp.                                    6,438,955
                                                                  -------------
                                                                     61,741,762
                                                                  -------------
              INTERMEDIATE/MID-TIER GOLD PRODUCERS   31.3%
    161,860   Agnico-Eagle Mines Ltd.                                11,386,851
    500,000   Centerra Gold, Inc.                                     9,613,504
    550,000   Eldorado Gold Corp.                                     9,383,000
    504,800   IAMGOLD Corp.                                          10,701,760
    250,000   Northgate Minerals Corp.*                                 712,779
    140,000   Randgold Resources Ltd. ADR*                           11,333,000
    600,000   Yamana Gold, Inc.                                       7,638,000
                                                                  -------------
                                                                     60,768,894
                                                                  -------------
              JUNIOR GOLD PRODUCERS                   9.0%
    250,000   Alacer Gold Corp.*                                      2,403,376
    227,000   Argonaut Gold Ltd.*                                     1,161,227
    120,000   Aura Minerals, Inc.*                                      426,123
    250,000   Aurizon Mines Ltd.*                                     1,795,000
    291,200   Claude Resources, Inc.*                                   725,340
    305,500   Dundee Precious Metals, Inc.*                           2,528,146
    281,011   Kingsgate Consolidated Ltd.                             2,689,457
    200,000   New Gold, Inc.*                                         1,922,000
    184,000   Primero Mining Corp.*                                     748,083
    610,000   San Gold Corp.*                                         1,795,687
    133,700   SEMAFO, Inc.*                                           1,400,922
                                                                  -------------
                                                                     17,595,361
                                                                  -------------
              EXPLORATION AND DEVELOPMENT COMPANIES  12.3%
    240,000   Andina Minerals, Inc.*                                    402,656
    400,000   Argentex Mining Corp.*                                    432,000
  2,190,000   Avala Resources Ltd.*                                   2,750,039
    500,000   B2Gold Corp.*                                           1,302,043
    550,000   Colt Resources, Inc.*                                     445,500
    191,200   Edgewater Exploration Ltd.*                               177,119
    500,000   Evolving Gold Corp.*                                      463,177
    829,500   Grayd Resource Corp.*                                   1,451,444
    250,000   Great Basin Gold Ltd.*                                    660,000

  3,500,000   Indochine Mining Ltd.*                              $   1,033,426
    300,000   MAG Silver Corp.*                                       3,359,580
    700,000   Millrock Resources, Inc.*                                 619,628
    146,400   Nevsun Resources Ltd.*                                    827,160
    295,000   Ocean Park Ventures Corp.*                                189,774
    500,000   Peregrine Metals Ltd.*                                    427,152
    250,000   Perseus Mining Ltd.*                                      761,669
    550,000   PMI Gold Corp.*                                           390,613
    150,000   Rainy River Resources Ltd.*                             1,968,504
     40,000   Riverstone Resources, Inc.*                                34,584
    300,000   Sabina Silver Corp.*                                    2,041,068
    350,000   South American Silver Corp.*                              774,536
  2,666,000   Sutter Gold Mining, Inc.*                                 727,178
    100,000   Tahoe Resources, Inc.*                                  1,632,443
    500,000   Torex Gold Resources, Inc.*                             1,075,601
                                                                  -------------
                                                                     23,946,894
                                                                  -------------
              PRIMARY SILVER PRODUCERS                6.3%
    225,000   Fortuna Silver Mines, Inc.*                             1,146,364
     48,075   Pan American Silver Corp.                               1,879,732
    216,599   Silver Wheaton Corp.*                                   9,207,492
                                                                  -------------
                                                                     12,233,588
                                                                  -------------
              OTHER                                   3.4%
    200,000   Altius Minerals Corp.*                                  2,836,704
     14,800   Franco-Nevada Corp.                                       503,616
     65,000   Royal Gold, Inc.                                        3,225,300
                                                                  -------------
                                                                      6,565,620
                                                                  -------------

                TOTAL COMMON STOCKS
                 (Cost $49,838,346)                                 182,852,119
                                                                  -------------

               EXCHANGE TRADED FUNDS                  4.3%
     60,000    SPDR Gold Trust*                                       8,263,200
                                                                  -------------

                TOTAL EXCHANGE TRADED FUNDS
                 (Cost $2,652,600)                                    8,263,200
                                                                  -------------

              WARRANTS                                0.1%
    150,000   EMC Metals Corp.*+#
                 Exercise Price 3.35 CAD, Exp. 8/15/2011                   --
     37,500   Golden Predator Royalty & Development Corp.*
                 Exercise Price 1.34 CAD, Exp. 8/15/2011                  7,912
     33,000   Kinross Gold Corp.*
                 Exercise Price $21.29, Exp. 9/17/2014                   94,087
     40,000   Primero Mining Corp.*
                 Exercise Price 8.00 CAD, Exp. 7/20/2015                 51,464
    100,000   Yukon-Nevada Gold Corp.*
                 Exercise Price 3.00 CAD, Exp. 6/20/2012                  8,749
                                                                  -------------

                TOTAL WARRANTS
               (Cost $157,410)                                          162,212
                                                                  -------------

              SHORT-TERM INVESTMENT                   2.4%
  4,677,502   UMB Money Market Fiduciary, 0.01%                   $   4,677,502
                                                                  -------------

              TOTAL SHORT-TERM INVESTMENT
               (Cost $4,677,502)                                      4,677,502
                                                                  -------------


              TOTAL INVESTMENTS
               (Cost $57,325,858)                   100.9%          195,955,033

              LIABILITIES LESS OTHER ASSETS          (0.9)%          (1,730,888)
                                                                  -------------

              TOTAL NET ASSETS                      100.0%        $ 194,224,145
                                                                  =============

ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

SUMMARY OF INVESTMENTS BY COUNTRY


                                                         Percent of
                                                         Investment
  Country                                Value           Securities
--------------------------------------------------------------------------------

  Australia                         $    4,991,768           2.5%
  Canada                               140,768,608          71.8
  Jersey                                11,333,000           5.8
  South Africa                          15,824,700           8.1
  United States(1)                      23,036,957          11.8
                                    -----------------------------

  Total                             $  195,955,033         100.0%
                                    =============================


(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

   o    Level 1 - quoted prices in active markets for identical securities

   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets:


----------------------------------------- ---------------- ------------ ------------ -----------------
SECTOR                                        LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
----------------------------------------- ---------------- ------------ ------------ -----------------
COMMON STOCKS
----------------------------------------- ---------------- ------------ ------------ -----------------

  Major Gold Producers                        $61,741,762  $  -          $  -             $61,741,762
----------------------------------------- ---------------- ------------ ------------ -----------------

  Intermediate/Mid-Tier Gold Producers         60,768,894     -             -              60,768,894
----------------------------------------- ---------------- ------------ ------------ -----------------

  Junior Gold Producers                        17,595,361     -             -              17,595,361
----------------------------------------- ---------------- ------------ ------------ -----------------

  Exploration and Development Companies        23,946,894     -             -              23,946,894
----------------------------------------- ---------------- ------------ ------------ -----------------

  Primary Silver Producers                     12,233,588     -             -              12,233,588
----------------------------------------- ---------------- ------------ ------------ -----------------

  Other                                         6,565,620     -             -               6,565,620
----------------------------------------- ---------------- ------------ ------------ -----------------

EXCHANGE TRADED FUNDS                           8,263,200     -             -               8,263,200
----------------------------------------- ---------------- ------------ ------------ -----------------

SHORT-TERM INVESTMENT                           4,677,502     -             -               4,677,502
----------------------------------------- ---------------- ------------ ------------ -----------------
WARRANTS
----------------------------------------- ---------------- ------------ ------------ -----------------

  Major Gold Producers                             94,087     -             -                  94,087
----------------------------------------- ---------------- ------------ ------------ -----------------

  Junior Gold Producers                            60,213     -             -                  60,213
----------------------------------------- ---------------- ------------ ------------ -----------------

  Exploration and Development Companies             7,912     -             -                   7,912
----------------------------------------- ---------------- ------------ ------------ -----------------
TOTAL                                        $195,955,033  $  -         $   -            $195,955,033
----------------------------------------- ---------------- ------------ ------------ -----------------


     In accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees, a security purchased in an initial public offering and warrants issued by one issuer were priced using their respective fair values at November 30, 2010. Such securities are categorized as Level 2 until the securities commence active trading or otherwise meet the necessary requirements to be categorized as Level 1. As of February 28, 2011 these requirements were completed and these securities were categorized as Level
1. There were no other significant transfers between levels.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     Federal Income Taxes - The Fund complies with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2011.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2007-2010 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 28, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     Derivative Instruments - Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not enter into any warrants during the period ended February 28, 2011. At February 28, 2011, the Fund held warrants as listed on the Schedule of Investments.

NOTE  3.  FEDERAL  INCOME TAX INFORMATION

     At February 28, 2011, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

           Cost of investments . . . . . . . . . . . . . . . . $ 60,061,257
                                                               ============
           Unrealized appreciation . . . . . . . . . . . . . . $137,279,253
           Unrealized depreciation . . . . . . . . . . . . . .   (1,385,477)
                                                               ------------
           Net unrealized appreciation on investments. . . . . $135,893,776
                                                               ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:   /s/ Gregory M. Orrell
      ---------------------
      Gregory M. Orrell
      President

Date: April 25, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gregory M. Orrell
      ---------------------
      Gregory M. Orrell
      President

Date: April 25, 2011

By:   /s/ Jacklyn Orrell
      ------------------
      Jacklyn Orrell
      Treasurer

Date: April 25, 2011